Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 3,112,877	R$ 3,440,154
Payments	(55,986)	(41,903)
Reversal	(41,245)	(620,907)
Additions	88,912	270,681
Monetary adjustment	24,159	64,852
Provision Balance	3,128,717	3,112,877
Judicial deposits	(265,889)	(252,468)
Balance provision at the end for the period	2,862,828	2,860,409
Probable losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	468,839	419,915
Payments	(9,347)	(1,717)
Reversal		(18,035)
Additions	417	37,656
Monetary adjustment	12,805	31,020
Provision Balance	472,714	468,839
Judicial deposits	(158,622)	(154,469)
Balance provision at the end for the period	314,092	314,370
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	349,058	255,805
Payments	(40,768)	(37,172)
Reversal	(35,232)	(101,375)
Additions	72,363	211,690
Monetary adjustment	10,672	20,110
Provision Balance	356,093	349,058
Judicial deposits	(88,748)	(82,305)
Balance provision at the end for the period	R$ 267,345	R$ 266,753
Number of Lawsuits | item	1,291,000	1,241
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 139,435	R$ 118,729
Payments	(5,871)	(3,014)
Reversal		(11,337)
Additions	16,132	21,335
Monetary adjustment
Provision Balance	150,378	139,435
Judicial deposits	(18,519)	(15,694)
Balance provision at the end for the period	R$ 131,859	R$ 123,741
Number of Lawsuits | item	92,000	76
Probable losses | Contingent liabilities [member]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 2,155,545	R$ 2,645,705
Payments
Reversal	(6,013)	(490,160)
Additions
Monetary adjustment	682	13,722
Provision Balance	2,149,532	2,155,545
Balance provision at the end for the period	R$ 2,149,532	R$ 2,155,545
Possible losses and remote losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	33	32
Possible losses and remote losses | Civil, environment and real estate | Goodwill - Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 138,439	R$ 197,141
Possible losses and remote losses | Tax contingent liability [member] | Goodwill - Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 2,011,093	R$ 2,448,564